CONDENSED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 3,449,828	$ 3,591,109	$ 79,727
Accounts receivable, net of allowance of $92,646	127,642	110,258	43,394
Prepaid expenses	185,313	210,673	68,381
Deferred offering costs			111,149
Inventory prepayment	(0)	197,750	64,715
Inventory	743,084	94,701	275,501
Other current assets	36,240	36,240	1,460
Total Current Assets	4,542,107	4,240,731	644,327
Non-Current Assets
Patent costs, net	240,426	137,557	87,306
Capitalized software costs	110,073	110,073	72,400
Property and equipment, net	137,572	119,744	20,284
Other non-current assets	82,719	81,779
TOTAL ASSETS	5,112,897	4,689,884	824,317
Current Liabilities
Accounts payable and accrued expenses	292,226	275,660	167,050
Deferred revenue	30,000	30,000
Due to Parent and Affiliates	182,421	232,989	160,722
Related party convertible debt	(0)	61,356	289,029
Total Current Liabilities	504,647	600,005	616,801
Non-Current Liabilities
Deferred revenue	57,950	65,450
TOTAL LIABILITIES	562,597	665,455	616,801
Commitments and contingencies
Stockholders’ Equity
Common stock (par value $0.00001, 50,000,000 shares authorized, and 7,715,757 and 7,307,157 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively)	77	73	60
Additional paid-in capital	16,287,020	14,330,343	4,842,836
Stock subscription receivable			(11,226)
Accumulated deficit	(11,736,797)	(10,305,987)	(4,624,154)
TOTAL STOCKHOLDERS’ EQUITY	4,550,300	4,024,429	207,516
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 5,112,897	$ 4,689,884	$ 824,317